Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions
Such related party transactions were as follows for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Revenues (1)	10,129	17,490	24,918	34,819
Vessel operating expenses (2)	(8,726)	(10,412)	(18,062)	(19,850)
General and administrative (3)	(5,805)	(8,235)	(15,348)	(16,062)
Interest expense (4)(5)(6)	(4,226)	(112)	(8,482)	(223)

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(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation, and an early termination fee received by the Partnership from Teekay Corporation (see item f below and note 14).

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our general partner for costs incurred on the Partnership’s behalf.

(4)	Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation and interest expense incurred on due to affiliates balances.

(5)
Includes interest expense of $1.6 million and $3.2 million, respectively, for the three and six months ended June 30, 2016, incurred on the convertible promissory note issued to Teekay Corporation in connection with the financing of the acquisition of the Dropdown Predecessor (see note 3). The convertible promissory note incurs interest at a rate of 6.50% on the outstanding principal balance, which as at June 30, 2016, was $100.0 million. The outstanding principal balance, together with accrued interest, was payable in full on July 1, 2016; however, in May 2016, this convertible promissory note was refinanced effective July 1, 2016 (see note 8f).

(6)
Includes interest expense of $2.5 million and $5.0 million, respectively, for the three and six months ended June 30, 2016, incurred on a $100.0 million, six months loan made by Teekay Corporation to the Partnership on January 1, 2016. The loan bears interest at an annual rate of 10.00% on the outstanding principal balance, which as at June 30, 2016, was $100.0 million. The outstanding principal balance, together with accrued interest, was payable in full on July 1, 2016; however, in May 2016, this loan was refinanced effective July 1, 2016 (see note 8f).